Label	Element	Value
Document And Entity Information Elements	elft_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 07, 2018
Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001547950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2018
Prospectus Date	rr_ProspectusDate	May 07, 2018